Employee Benefit Plans (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Defined contribution plan cost					$ 0.2	$ 0.1
U.K.
Defined contribution plan cost	$ 0.1	$ 0.1	$ 0.2	$ 0.1
U.S.
Defined contribution plan cost	$ 0.1		$ 0.2